Related Party Transactions	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Amounts due from related parties as of September 30, 2025 and December 31, 2024 consisted of the following:

(in thousands of $)	September 30, 2025	December 31, 2024
Perenco (1)	21,976	—
Higas (2)	6,732	6,006
Avenir (3)	—	1,733
First FLNG Holdings (4)	—	18,621
(1) Perenco - Amounts due from Perenco primarily relate to services invoiced under the LTA. As of September 30, 2025, Naria Inc., a Perenco-affiliated entity and our largest shareholder, held beneficial ownership of 10.04%, thereby meeting the definition of a principal owner under the related party classification. Accordingly, the balance has been presented as “Amounts due from related parties”.
(2) Higas - Amounts due from Higas consist of unpaid principal and accrued interest on a revolving shareholder loan. As previously disclosed in note 28 to our 2024 Form 20-F, the loan was novated from Avenir to Higas in November 2024 under the same terms, with the maturity extended to February 2027. In 2025 the facility was amended to reflect an additional $3.0 million commitment, of which $1.8 million was drawn as of September 30, 2025. For the nine months ended September 30, 2025, interest receivable from Higas totaled $0.4 million.
As of September 30, 2025, management evaluated the expected credit losses related to its shareholder loan to Higas. Based on an assessment of Higas’ financial condition and the continued uncertainty regarding Higas’ potential returns from Sardinia’s regulatory framework as of the reporting date, an allowance for credit losses of $1.5 million was recognized within “Other operating loss” in the unaudited consolidated statements of operations. Management continues to monitor the revolving shareholder loan for any changes in credit risk, and the allowance will be adjusted as necessary.
(3) Avenir - Following the divestment of our shares in Avenir in February 2025, Avenir is no longer a related party (note 13). As such, as of September 30, 2025, amounts due from Avenir, relating to unpaid debt guarantee fees, have been presented as “Other current assets” in the unaudited consolidated balance sheets.
(4) First FLNG Holdings - In August 2024, we granted a shareholder loan to FFH through Gimi MS, with a maximum facility amount of $20.0 million to enable FFH to fund its portion of Gimi MS’s funding requirements. The shareholder loan carried an interest rate of 12% per annum, compounded monthly, which increased to 22% per annum effective January 1, 2025. For the period from January 1, 2025 to March 28, 2025, the loan generated accrued interest income of $1.0 million. On March 28, 2025, FFH repaid the shareholder loan and accrued interest in full. There were no comparable amounts for the nine months ended September 30, 2024.